Description of the Business - Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement - Additional Information (Detail) - USD ($)							1 Months Ended		12 Months Ended
	Apr. 08, 2024	Apr. 01, 2024	Mar. 26, 2024	Feb. 05, 2024	Dec. 11, 2023	Nov. 14, 2023	Nov. 14, 2023	Nov. 14, 2023	Dec. 31, 2023	Apr. 12, 2024	Nov. 13, 2023	Apr. 12, 2023	Jan. 06, 2023
Nature Of Operations [Line Items]
Fair value of combined embedded derivative									$ 37,000
Impact of fair value of combined embedded derivative									23,000
Net proceeds from debt issuance amount									$ 39,000,000
Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount											$ 28,900,000	$ 26,300,000
Interest rate												16.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Notes
Nature Of Operations [Line Items]
Payment of advance for shares of common stock in event of termination						$ 250,000,000	$ 250,000,000	$ 250,000,000
Aggregate principal amount						$ 15,000,000	$ 15,000,000	$ 15,000,000
Interest rate						5.00%	5.00%	5.00%
Percentag of aggregate proceeds used to pay amounts outstanding							50.00%
Percentage of proceeds used to pay amounts due under Convertible Notes							50.00%
Percentage of payment of aggregate purchase price of shares								9.99%
Increase Decrease interest percentage								18.00%
VWAP of shares during prior date								120.00%
VWAP five consecutive trading days								95.00%
Closing price the trading day								20.00%
Monthly payment								$ 1,500,000
Exchange Cap or the amount of shares of common stock								9.99%
Premium and accrued and unpaid interest								5.00%
Aggregate number of shares of common stock issued and outstanding as of the effective date								19.99%
Floor price trigger						$ 1.28	$ 1.28	$ 1.28
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranch One [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount						$ 5,000,000	$ 5,000,000	$ 5,000,000
Net proceeds from debt issuance amount						4,730,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranch Two [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount					$ 5,000,000
Net proceeds from debt issuance amount					$ 4,750,000
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 30,000,000
Extended maturity date			Sep. 30, 2025
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount	$ 5,000,000									$ 13,000,000
Net proceeds from debt issuance amount	$ 4,750,000
Monthly payment				$ 1,500,000
Floor price trigger	$ 1	$ 1
Extended maturity date	Sep. 30, 2025
VRM [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Percentage of proceeds from repayment of debt		25.00%
Common Stock [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement													$ 1,000,000,000
Common Stock [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement						$ 250,000,000	$ 250,000,000	$ 250,000,000
Mandatory minimum amount								100.00%
Stock purchased price								98.00%
Minimum VWAP of shares								97.00%
Common Class A [Member] | Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Date of termination													Jan. 06, 2023